COLLABORATION ARRANGEMENTS	6 Months Ended
Jun. 30, 2026
COLLABORATION ARRANGEMENTS
COLLABORATION ARRANGEMENTS

12. COLLABORATION ARRANGEMENTS

Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement

In December 2018, the Group entered into (i) a collaboration agreement (the “Sanjin Greater China Agreement”) that covers Greater China with Guilin Sanjin Pharmaceutical Co., Ltd. (“Sanjin”) and certain of its subsidiaries (collectively, “Sanjin Parties”) and (ii) a collaboration agreement (the “Sanjin ROW Agreement”, together with the Sanjin Greater China Agreement, the “2018 Sanjin Agreements”) that covers the regions other than Greater China with Sanjin. Pursuant to the Sanjin Greater China Agreement, the Group licensed the Chinese intellectual property directly related to a monospecific antibody molecule that binds to the PD-L1 target (the “PD-L1 Project”), including patent rights, patent application rights and technologies based on the core sequence of the molecule, to Sanjin Parties. Sanjin Parties will own all the Chinese intellectual property developed in the exercise of Sanjin Parties’ rights under the agreement, including but not limited to improvements (including combination products), clinical trials, regulatory filings, and commercialization rights relating thereto. The Group also granted Sanjin Parties a royalty-free license to use our other existing intellectual property and improvements thereto which are related to the PD-L1 Project for the purposes of exploiting its rights and performing its obligations under the agreement. Sanjin Parties will enjoy all the economic benefits deriving from the PD-L1 Project in Greater China, including but not limited to patent transfer fee, licensing fee, sales revenue and sales commission, etc. Sanjin Parties will pay the Group (i) single-digit percentage of net sales of the products that use the licensed antibody after such products enter the market and (ii) a low to mid-low double-digit percentage of the profits resulting from any transfer of the license to any third parties depending on the timing of the transfer relative to the development stage of the product. Prior to 2023, the Group received RMB10,000,000 (equivalent to approximately US$1,511,168) upfront fee upon the effectiveness of the agreement from Sanjin Parties, which was recognized as revenue as the performance obligation was satisfied by the Group. No additional revenue related to this agreement has been recognized during the six months ended June 30, 2025 and 2026.

Pursuant to the Sanjin ROW Agreement, the Group granted Sanjin a royalty-free license to use all intellectual property relating to (i) the collaboration under the agreement that the Group controlled before the Group entered into the agreement or acquired independently of the agreement and (ii) improvements thereto for the purposes of exploiting its rights and performing its obligations under the agreement. Any intellectual property generated independently by a party under the agreement will be solely owned by that party who generated such intellectual property, and any intellectual property generated from cooperation between the Group and Sanjin’s affiliates in connection with the collaboration will be jointly owned. The Group retain the ownership of patent rights of key intellectual property pertaining to PD-L1 outside of the Greater China. In addition, all the results obtained by Sanjin relating to the research and development of any new antibody developed under the agreement will be owned by Sanjin. The Group retain a majority of the economic benefits derived from the Sanjin ROW Agreement, including but not limited to any patent transfer fee, licensing fee and gains realized under such transfer. In case the Group intend to transfer to a third party our share of economic interests in any country outside of Greater China, the Group must notify Sanjin and Sanjin will receive a right of first refusal if it pays the Group a deposit equal to a low double-digit percentage of the consideration that the Group expect to receive from such third party. If Sanjin waives the right of first refusal, the Group can proceed with the transfer, provided that the final transaction price with the third party is not lower than the amount of the offering price that was included in the Group’s notice to Sanjin.

The Group agreed not to (i) independently develop any monospecific antibodies that bind to the PD-L1 target or (ii) grant any rights associated with such antibodies to any third parties during the three-year period from the effective date of the agreement. The exclusivity obligation does not prevent the Group from (i) developing or granting any licenses to third parties for intellectual property that covers bispecific antibodies, ADCs, diagnostic antibodies, nano-particles and masked antibody against PD-L1 target and (ii) continuing to provide antibody screening service that were commenced before the execution of the Sanjin Greater China Agreement and either party has the independent right to conduct combination therapy studies outside of the Greater China. Either non-breaching party may terminate the 2018 Sanjin Agreements if the other party’s ability to comply with its respective obligations under the agreements is negatively affected by contingencies such as failure to maintain operation or changes in core project management and the other party fails to take effective remedial measures. Each agreement automatically terminates upon the termination of the other agreement. Upon the rescission or termination, Sanjin Parties will return to the Group all the intellectual property, documents and data provided by the Group under the 2018 Sanjin Agreements.

In the event that the failure of the development of the product candidate solely arises from the Group’s research and development basis specified under this agreement, Sanjin has the right to claim back all the payment made to the Group. The Group considers the possibility of occurrence of such event is remote.

Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement

In May 2019, the Group entered into (i) a collaboration agreement that covers Greater China (the “Dragon Boat Greater China Agreement”) and (ii) a collaboration agreement that covers the regions other than Greater China (the “Dragon Boat ROW Agreement,” together with the Dragon Boat Greater China Agreement, the “2019 Dragon Boat Agreements”), with Dragon Boat Biopharmaceutical (Shanghai) Limited (“Dragon Boat”), a subsidiary of Sanjin. Pursuant to the Dragon Boat Greater China Agreement, the Group will license the Chinese intellectual property directly related to a certain monospecific antibody molecule that binds to a specified target (the “Specified Project”), including the patent rights, patent application rights and technologies based on the core sequence of the molecule, to Dragon Boat. Dragon Boat will own all the Chinese intellectual property developed in the exercise of Dragon Boat’s rights under the agreement, including but not limited to improvements (including combination products), clinical trials, regulatory filings, and commercialization rights relating thereto. The Group also granted Dragon Boat a royalty-free license to use our other existing intellectual property and improvements thereto which are related to the Specified Project for the purposes of exploiting its rights and performing its obligations under the agreement. Dragon Boat will enjoy all the economic benefits deriving from the Specified Project in Greater China, including but not limited to patent transfer fee, licensing fee, sales revenue and sales commission, etc. and will pay the Group (i) certain high-six figure dollar milestone payments upon the achievement of certain milestones (including milestones of launch of pre-clinical safety evaluation animal test, obtaining Investigational New Drug (“IND”) approval in PRC and completion of clinical phase I test in PRC) and (ii) a single-digit percentage of net sales of the products that use the licensed antibody after such products enter the market.

Pursuant to the Dragon Boat ROW Agreement, the Group granted Dragon Boat a royalty-free license to use all intellectual property relating to (i) the collaboration under the agreement that the Group controlled before the Group entered into the agreement or acquired independently of the agreement and (ii) improvements thereto for the purposes of exploiting its rights and performing its obligations under the agreement. Any intellectual property generated independently by a party under the agreement will be solely owned by that party who generated such intellectual property, and any intellectual property generated from cooperation between the Group and Dragon Boat in connection with the collaboration will be jointly owned. The Group retain the ownership of patent rights of key intellectual property pertaining to the specified target outside of the Greater China. In addition, all the results obtained by Dragon Boat relating to the research and development of any new antibody developed under the agreement will be owned by Dragon Boat. The Group retains a majority of the economic benefits derived from the Dragon Boat ROW Agreement, including but not limited to any patent transfer fee, licensing fee and gains realized under such transfer. In case the Group intend to transfer to a third party our share of economic interests in any country outside of Greater China, the Group must notify Dragon Boat and Dragon Boat will receive a right of first refusal if it pays the Group a deposit equal to a low double-digit percentage of the consideration that the Group expects to receive from such third party. If Dragon Boat waives the right of first refusal, the Group can proceed with the transfer, provided that the final transaction price with the third party is not lower than the amount of the offering price that was included in our notice to Dragon Boat.

Under the 2019 Dragon Boat Agreements, the Group agreed not to (i) independently develop any monospecific antibodies that bind to the specified target or (ii) grant any rights associated with such antibodies to any third parties during the three-year period from the effective date of the agreements. The exclusivity obligation does not prevent the Group from (i) developing or granting any licenses to third parties for intellectual property that covers bispecific antibodies, ADCs, diagnostic antibodies, nano-particles and masked antibody against the specific target and (ii) continuing to provide antibody screening service that were commenced before the execution of the Dragon Boat Greater China Agreement and either party has the independent right to conduct combination therapy studies outside of the Greater China. Either nonbreaching party may terminate the 2019 Dragon Boat Agreements if the other party’s ability to comply with its obligations under the agreements is negatively affected by contingencies such as failure to maintain operation or changes in core project management and the other party fails to take effective remedial measures. Each agreement automatically terminates upon the termination of the other agreement. Upon the rescission or termination, Dragon Boat will return to the Group all the intellectual property, documents and data provided by the Group under the 2019 Dragon Boat Agreements.

In the event that the failure of the development of the product candidate solely arises from the Group’s research and development basis specified under this agreement, Dragon Boat has the right to claim back all the payment made to the Group. The risk of failure is considered remote upon recognition of revenue.

Prior to 2025, the Group received upfront fee of RMB4,000,000 received, and milestone fee of RMB4,000,000, which were recognized as licensing revenue as the performance obligation was satisfied by the Group and certain milestone events were achieved.

No additional revenue was recognized for the six months ended June 30, 2025 and 2026.

Exelixis, Inc. Agreements

In February 2021, the Group entered into a collaboration and license agreement (the “Exelixis Agreement”) with Exelixis, Inc. (“Exelixis”), pursuant to which the Group agreed to generate masked antibodies with its SAFEbody technology against an initial target selected and a second target to be selected by Exelixis. The Group will generate masked antibodies in the form of alternative compounds in accordance with the program plan for each target at its own cost and deliver the related data packages to Exelixis. Exelixis will select lead compounds (the “Lead Compounds”) to further develop, obtain regulatory approval and commercialize product(s) for each target (the “Products under the Exelixis Agreement”). Under the Exelixis Agreement, the Group will also grant Exelixis an exclusive, worldwide, sublicensable license (the “Adagene License”) upon delivery of the data package to research, develop, make, have made, sell, offer for sale, import and commercialize products containing the masked antibodies to be generated by the Group with respect to both targets. Exelixis will own the inventions relating to the Lead Compounds arising in connection with the Exelixis Agreement.

The Exelixis Agreement will remain effective until the expiration of the defined royalty terms of the Products under the Exelixis Agreement, unless terminated by either party. Exelixis may terminate the Exelixis Agreement for any or no reason, in its entirety or on a target-by-target basis. Any payment received by the Group before the termination shall be non-refundable.

Under the Exelixis Agreement, Exelixis agreed to pay the Group an upfront non-refundable fee of US$11,000,000. For each target, the Group will be eligible to receive up to US$127,500,000 of milestone payments conditioned upon achieving certain development and regulatory approval milestones, and up to $262,500,000 of sales-based milestone payments. In addition, the Group is also entitled to royalties of mid-single-digit percentage in respect of the aggregate annual net sales of the products developed under the Exelixis Agreement worldwide, subject to certain reductions.

In April 2022, the Group entered in a letter agreement (the “Exelixis Letter Agreement”) in reference to the Exelixis Agreement with Exelixis for expanded collaboration in SAFEbody discovery. Under the Exelixis Letter Agreement, the Group will generate additional masked antibodies against the target selected by Exelixis per the Exelixis Agreement. Exelixis agreed to pay the Group an additional upfront non-refundable fee of US$1,100,000.

In September 2025, the Group entered into an amendment to the Exelixis Agreement (the “Exelixis Amendment”). Under the Exelixis Amendment, the Group will generate a masked monoclonal antibody utilizing the SAFEbody technology for an additional target selected by Exelixis. The Group is eligible to receive development and commercialization milestones and royalties on net sales of products developed around this third target, in terms similar to the Exelixis Agreement. Exelixis agreed to pay the project fee for the generation of the additional antibody in two installments, one upon execution of the Exelixis Amendment, and the other upon delivery of the data package for this third target to Exelixis, subject to receipt of the applicable invoices from the Group. The Group received the first installment payment in 2025.

The Group determined that generating masked antibodies with its SAFEbody technology is reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under the Exelixis Agreement, the delivery of data packages for each target, along with the Adagene License used to develop the related compounds, represents one performance obligation, as they are not distinct from each other. Transaction price is allocated to each one of the two performance obligations using the relative standalone selling price method. The Group records revenue at a point in time, when the data packages for each target were delivered to Exelixis. Considering that the development, regulatory and sales-based milestone payments and the royalties are constrained, the transaction price shall initially only include upfront payment and the milestone payments that are considered probable. Subsequently, once the uncertainty associated with the milestone payments is resolved, the milestone payments shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. The sales-based royalty and sales-based milestones promised in exchange for the Adagene License granted are recognized when (or as) the later of (1) the subsequent sale or usage occurs, or (2) the performance obligation to which some or all of the sales-based royalty or sales-based milestones being allocated has been satisfied (or partially satisfied). Under the Exelixis Amendment, the delivery of data packages for the third target, along with the Adagene License used to develop the related compounds, represents one performance obligation. Revenue will be recognized at a point in time upon delivery of the data package for the third target for the same reasons as discussed above.

Prior to 2025, the Group received US$11,000,000 upfront payment upon execution of the Exelixis Agreement, US$1,100,000 upfront payment under the Exelixis Letter Agreement, milestone fee of US$3,000,000 related to the successful nomination of lead SAFEbody candidates for the initial target under the Exelixis Agreement, and another milestone fee of US$3,000,000 related to the successful nomination of lead SAFEbody candidates for the second target under the Exelixis Agreement. All of the upfront payments and milestone fees were recognized as revenue upon delivery of data packages and achievement of the milestone event for the initial target under the Exelixis Agreement in 2021 and 2023.

No additional revenue was recognized during the six months ended June 30, 2025. For the six months ended June 30, 2026, the Group recognized US$340,000 of revenue at a point in time upon completion of certain side projects for Exelixis.

Sanofi Agreement

In March 2022, the Group entered into a collaboration and license agreement (the “Sanofi Agreement”) with Genzyme Corporation, a wholly-owned subsidiary of Sanofi (“Sanofi”), pursuant to which the Group agreed to perform early-stage research activities to develop masked versions of Sanofi candidate antibodies (each a “Target”, and together, “Targets”), using the Group’s SAFEbody technology for development and commercialization by Sanofi. Sanofi has the ability to advance two initial Targets in the collaboration, followed by an option for two additional Targets. The Group will generate masked antibodies in the form of customized compounds and complete the compound research activities in accordance with the program plan for each Target at its own cost and deliver the compounds and related data packages to Sanofi. Sanofi is solely responsible for later stage research and all clinical, product development and commercialization activities. Under the Sanofi Agreement, the Group granted Sanofi an exclusive, worldwide, sublicensable license to research, develop, use, make, have made, sell, offer for sale, import and commercialize products containing the masked antibodies to be generated by the Group.

The Sanofi Agreement will remain effective until the expiration of the defined royalty on a product-by-product and country-by-country basis, unless terminated earlier with cause or by mutual agreements of both parties. Sanofi may terminate the Sanofi Agreement without cause, in its entirety, or on a Target-by-Target or country-by-country basis.

Under the Sanofi Agreement, Sanofi agreed to pay the Group an upfront non-refundable fee of US$17,500,000 in consideration of the license granted and the early-stage research activities to generate the compounds. Sanofi is obligated to pay an additional fee if Sanofi exercises the option for additional Targets. For each Target, the Group will be eligible to receive up to US$173,500,000 of milestone payments conditioned upon achieving certain development and regulatory approval milestones, and up to $450,000,000 of sales-based milestone payments. In addition, the Group is also entitled to royalties of mid-single-digit percentage in respect of the aggregate annual net sales of the products developed under the Sanofi Agreement worldwide, subject to certain reductions.

In June 2025, the Group entered into an amended and restated agreement with Sanofi (the “Amended Sanofi Agreement”), under which, Sanofi exercised its option to select an additional Target for further development. The Group will generate masked antibodies and complete the compound research activities in accordance with a program plan for this third Target. Sanofi has the right to initiate one additional research program for one additional Target for a fee. Sanofi also has the one-time right to replace the third Target and each additional Target added pursuant to the option right for additional costs. In addition to the option exercise fee, the Group is also eligible to receive development and sales-based milestones and royalties on net sales of products developed around the third Target.

The Group determined that this collaboration is more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under the Sanofi Agreement, the performance of early-stage research activities to develop compounds for each Target, along with the grant of the license, represents one performance obligation, as they are not distinct from each other. Transaction price is allocated to each one of the two performance obligations based on the relative standalone selling price. Since the early-stage research activities does not generate an asset for alternative use and the Group has an enforceable right to the upfront payment, the Group records revenue over time using labor hour as the input to assess the satisfaction of the performance obligations. Considering that the development, regulatory and sales-based milestone payments and the royalties are constrained, the transaction price shall initially only include upfront payment and the milestone payments that are considered probable. Subsequently, once the uncertainty associated with the milestone payments is resolved, the milestone payments shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. The sales-based royalty and sales-based milestones promised in exchange for the license granted are recognized when (or as) the later of (1) the subsequent sale or usage occurs, or (2) the performance obligation to which some or all of the sales-based royalty or sales-based milestones being allocated has been satisfied (or partially satisfied). Under the Amended Sanofi Agreement, the performance of early-stage research activities to develop compounds for the third Target, along with the grant of the license, represents one additional performance obligation. Revenue will be recognized over time using labor hour as the input to assess the satisfaction of the performance obligation for the same reasons as discussed above.

Prior to 2025, the Group received US$17,500,000 upfront payment under the Sanofi Agreement. 100% of the upfront payment was recognized as revenue over time using the input method in 2022 and 2023.

For the six months ended June 30, 2025, no additional revenue was recognized.

In late 2025, the Group received the option exercise payment under the Amended Sanofi Agreement. The option exercise payment was recognized as revenue over time using the input method. The revenue recognized during the six months ended June 30, 2026 was US$1,279,913.

ConjugateBio Agreement

In July 2025, the Group entered into a license agreement (the “ConjugateBio Agreement”) with ConjugateBio Inc. (“ConjugateBio”), pursuant to which the Group agreed to grant an exclusive license of its proprietary antibody to ConjugateBio. ConjugateBio will use the antibody and the associated license for the development, manufacture and commercialization of compounds and pharmaceutical products containing or comprising the compounds. ConjugateBio has the sole right and responsibility, at its sole cost and expense, for the development and commercialization of the pharmaceutical products.

The ConjugateBio Agreement will remain effective until the expiration of the defined royalty term on a product-by-product and country-by-country basis, unless terminated earlier with cause or by mutual agreements of both parties.

Under the ConjugateBio Agreement, ConjugateBio agreed to pay the Group a one-time, non-refundable, non-creditable upfront payment in consideration of the antibody provided and the license granted. On a compound-by-compound and/or product-by-product basis, the Group will be eligible to receive milestone payments conditioned upon achieving certain development, clinical and regulatory approval milestones, and sales-based milestone payments. In addition, the Group is also entitled to royalties in respect of the aggregate annual net sales of the products developed, subject to certain reductions.

The Group determined that the provision of the antibody and the grant of the license are reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under the ConjugateBio Agreement, the provision of the antibody, along with the license used to develop the related compounds, represents one performance obligation, as they are not distinct from each other. The Group records revenue at a point in time, when the antibody is delivered to ConjugateBio as the license is considered a functional IP that gives ConjugateBio the right to use the IP. Considering that the development, clinical, regulatory and sales-based milestone payments and the royalties are constrained, the transaction price shall initially only include upfront payment and the milestone payments that are considered probable. Subsequently, once the uncertainty associated with the milestone payments is resolved, the milestone payments shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. The sales-based royalty and sales-based milestones promised in exchange for the license granted are recognized when (or as) the later of (1) the subsequent sale or usage occurs, or (2) the performance obligation to which some or all of the sales-based royalty or sales-based milestones being allocated has been satisfied (or partially satisfied).

In 2025, the Group received the upfront payment under the ConjugateBio Agreement. The upfront payment was recognized as revenue at a point in time upon provision of the antibody to ConjugateBio in 2025. No additional revenue was recognized during the six months ended June 30, 2026.

Third Arc Agreement

In November 2025, the Group entered into a license agreement (the “Third Arc Agreement”) with Third Arc Bio, Inc. (“Third Arc”), pursuant to which the Group agreed to grant an exclusive license on a molecule specific license to Third Arc to use the Group’s SAFEbody technology for a masked CD3 for the research, development, manufacture, commercialization and other exploitation of licensed compounds and licensed products worldwide. Third Arc has the sole right and decision-making authority, at its sole cost and expense, for the development and commercialization of the licensed compounds and products.

The Group has an option from Third Arc for an exclusive license to develop and commercialize for specific licensed products in Greater China, Singapore and South Korea. If the Group exercises the option, the Group and Third Arc shall enter into a separate agreement governing the Group’s manufacture and summarization of the specific licensed products in the specific territory.

The Third Arc Agreement will remain effective until the expiration of the defined royalty term on a licensed product-by-product and country-by-country basis, unless terminated earlier with cause or by mutual agreements of both parties.

Under the Third Arc Agreement, Third Arc agreed to pay the Group a one-time, non-refundable, non-creditable upfront payment of US$5,000,000 in consideration of the license granted. The Group will be eligible to receive milestone payments conditioned upon achieving certain development and commercial-based milestone payments of up to USD$840,000,000 if all milestones and conditions are achieved. In addition, the Group is also entitled to royalties in respect of the aggregate annual net sales of the products developed, subject to certain reductions.

The Group determined that the grant of the license in the form of sequence data is reflective of a vendor-customer relationship and therefore within the scope of ASC 606. The Group records revenue at a point in time, when the sequence data is delivered to Third Arc as the license is considered a functional IP that gives Third Arc the right to use the IP. Considering that the development and commercial-based milestone payments and the royalties are constrained, the transaction price shall initially only include upfront payment and the milestone payments that are considered probable. Subsequently, once the uncertainty associated with the milestone payments is resolved, the milestone payments shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. The sales-based royalty and commercial-based milestones promised in exchange for the license granted are recognized when (or as) the later of (1) the subsequent sale or usage occurs, or (2) the performance obligation to which some or all of the sales-based royalty or commercial-based milestones being allocated has been satisfied (or partially satisfied).

In 2025, the Group received US$5,000,000 upfront payment under the Third Arc Agreement. The upfront payment was recognized as revenue at a point in time upon provision of the sequence data to Third Arc in 2025. No additional revenue was recognized during the six months ended June 30, 2026.